Operating Expenses (Tables)	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Summary of Operating Expenses

The following summarizes the depreciation, amortization, personnel costs, and impairment recognized in operating expenses during the three and six months ended March 31, 2026 and 2025:

	Three months ended March 31,		Six months ended March 31,
	2026	2025	2026	2025
Cost of sales	(8,685)	(6,888)	(16,667)	(13,434)
Selling and distribution expenses	(13,241)	(10,658)	(25,806)	(20,783)
General and administrative expenses	(2,691)	(2,557)	(5,164)	(5,004)
Total depreciation	(24,617)	(20,103)	(47,637)	(39,221)

Cost of sales	(60)	(54)	(130)	(108)
Selling and distribution expenses	(6,574)	(6,827)	(13,077)	(13,578)
General and administrative expenses	(558)	(328)	(1,123)	(498)
Total amortization	(7,192)	(7,209)	(14,330)	(14,184)

Cost of sales	(60,359)	(56,147)	(114,457)	(109,265)
Selling and distribution expenses	(34,615)	(29,663)	(65,960)	(55,993)
General and administrative expenses	(15,582)	(14,785)	(30,374)	(27,524)
Total personnel costs	(110,556)	(100,595)	(210,791)	(192,782)

Selling and distribution expenses	—	—	—	(99)
Total impairment	-	—	—	(99)